Schedule of Investments (unaudited)	iShares® GNMA Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations

Mortgage-Backed Securities — 99.4%
Government National Mortgage Association
1.50%, 10/20/51	$476	$422,580
2.00%, 07/20/50	43	40,202
2.00%, 08/20/50	879	812,023
2.00%, 09/20/50	8,078	7,466,091
2.00%, 02/20/51	16,422	15,118,764
2.00%, 10/20/51	2,200	2,025,235
2.00%, 12/20/51	61,685	56,790,872
2.00%, 08/18/52(a)	1,750	1,607,266
2.50%, 01/15/28	4	3,928
2.50%, 02/20/28	6	6,068
2.50%, 01/20/31	100	97,772
2.50%, 07/20/35	1,489	1,454,757
2.50%, 04/20/43	15	13,905
2.50%, 12/20/46	1,363	1,303,235
2.50%, 01/20/47	129	123,352
2.50%, 06/20/50	3,618	3,452,387
2.50%, 08/20/50	14,804	14,125,696
2.50%, 09/20/50	4,288	4,091,938
2.50%, 01/20/51	3,717	3,546,524
2.50%, 02/20/51	4,255	4,049,944
2.50%, 05/20/51	6,197	5,891,979
2.50%, 07/20/51	21,148	20,093,904
2.50%, 08/20/51	22,348	21,227,075
2.50%, 11/20/51	10,075	9,563,673
2.50%, 12/20/51	564	535,668
2.50%, 02/20/52	1,978	1,875,724
2.50%, 08/18/52(a)	1,100	1,041,745
3.00%, 07/15/27	4	3,691
3.00%, 09/15/27	7	6,637
3.00%, 01/20/31	131	130,506
3.00%, 07/20/31	209	207,902
3.00%, 02/20/32	163	162,419
3.00%, 09/15/42	5	5,047
3.00%, 10/15/42	37	37,362
3.00%, 01/20/43	354	351,554
3.00%, 07/15/43	63	62,303
3.00%, 09/20/43	735	729,858
3.00%, 01/15/44	1,949	1,941,147
3.00%, 08/20/44	408	405,416
3.00%, 05/20/45	292	289,411
3.00%, 07/20/45	81	79,803
3.00%, 10/20/45	130	128,283
3.00%, 12/20/45	1,607	1,590,580
3.00%, 01/20/46	524	518,097
3.00%, 02/20/46	543	537,548
3.00%, 03/20/46	2,027	2,005,608
3.00%, 04/20/46	1,331	1,316,493
3.00%, 05/20/46	1,700	1,680,817
3.00%, 06/20/46	600	593,463
3.00%, 07/20/46	609	602,255
3.00%, 08/20/46	3,907	3,863,283
3.00%, 09/20/46	2,583	2,553,717
3.00%, 12/15/46	147	145,493
3.00%, 12/20/46	450	445,350
3.00%, 02/15/47	176	174,804
3.00%, 02/20/47	507	501,834
3.00%, 06/20/47	60	58,981
3.00%, 07/20/47	1,030	1,018,830
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 10/20/47	$337	$332,935
3.00%, 02/20/48	47	46,740
3.00%, 04/20/49	2,089	2,066,160
3.00%, 07/20/49	433	426,210
3.00%, 09/20/49	33	32,887
3.00%, 10/15/49	908	892,978
3.00%, 11/20/49	1,284	1,262,375
3.00%, 01/20/50	3,268	3,212,204
3.00%, 04/20/50	9,068	8,910,185
3.00%, 07/20/50	11,735	11,525,203
3.00%, 08/20/50	1,386	1,361,070
3.00%, 10/20/51	6,988	6,828,739
3.00%, 11/20/51	1,070	1,044,992
3.00%, 12/20/51	1,980	1,934,018
3.00%, 08/18/52(a)	8,375	8,155,565
3.50%, 02/15/26	2	2,071
3.50%, 11/15/26	2	1,653
3.50%, 02/20/27	5	4,969
3.50%, 01/20/31	44	44,813
3.50%, 07/20/32	115	116,688
3.50%, 09/15/41	4	4,504
3.50%, 06/20/42	2,925	2,907,253
3.50%, 09/15/42	11	11,160
3.50%, 09/20/42	124	125,676
3.50%, 10/15/42	4	4,424
3.50%, 10/20/42	292	295,492
3.50%, 11/15/42	25	25,561
3.50%, 11/20/42	963	975,036
3.50%, 12/20/42	102	103,457
3.50%, 02/20/43	763	772,561
3.50%, 03/15/43	551	557,484
3.50%, 05/15/43	34	34,595
3.50%, 06/15/43	128	129,113
3.50%, 04/20/45	285	287,269
3.50%, 09/20/45	3,138	3,162,020
3.50%, 11/20/45	11	11,438
3.50%, 12/20/45	79	79,176
3.50%, 03/20/46	402	404,145
3.50%, 04/20/46	63	63,232
3.50%, 06/20/46	608	611,883
3.50%, 07/20/46	3,589	3,612,895
3.50%, 11/20/46	11	10,907
3.50%, 12/20/46	150	151,363
3.50%, 01/20/47	54	54,163
3.50%, 02/20/47	133	133,555
3.50%, 03/20/47	272	273,366
3.50%, 04/20/47	1,164	1,171,888
3.50%, 08/20/47	533	536,836
3.50%, 09/20/47	1,031	1,037,102
3.50%, 10/20/47	7,796	7,847,054
3.50%, 12/15/47	491	493,692
3.50%, 12/20/47	585	588,433
3.50%, 02/20/48	1,421	1,429,952
3.50%, 04/20/48	115	115,251
3.50%, 11/20/48	736	739,419
3.50%, 12/20/49	775	777,552
3.50%, 01/20/50	1,766	1,771,905
3.50%, 03/20/50	1,518	1,523,678
3.50%, 04/20/50	10,154	10,187,564
3.50%, 05/20/50	418	419,271

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 06/20/50	$655	$656,458
3.50%, 08/20/50	2,909	2,917,977
3.50%, 08/18/52(a)	5,575	5,549,738
4.00%, 03/20/26	2	1,632
4.00%, 07/20/26	1	1,320
4.00%, 02/15/41	7	7,143
4.00%, 03/15/41	6	6,631
4.00%, 04/15/41	25	26,176
4.00%, 05/15/41	7	7,232
4.00%, 12/15/41	8	7,815
4.00%, 01/15/42	5	5,064
4.00%, 02/15/42	16	17,358
4.00%, 03/15/42	41	41,874
4.00%, 05/15/42	9	8,830
4.00%, 08/15/42	8	8,456
4.00%, 09/20/42	223	229,650
4.00%, 04/15/44	33	33,688
4.00%, 05/15/44	41	41,640
4.00%, 08/20/44	26	26,722
4.00%, 10/20/44	283	290,674
4.00%, 03/20/45	1,132	1,161,104
4.00%, 08/15/45	3,019	3,094,145
4.00%, 08/20/45	449	460,346
4.00%, 09/20/45	617	633,639
4.00%, 10/20/45	6	5,701
4.00%, 01/20/46	9	9,657
4.00%, 03/20/46	109	112,086
4.00%, 07/20/46	10	10,673
4.00%, 09/20/46	317	323,586
4.00%, 11/20/46	122	125,067
4.00%, 12/15/46	21	21,363
4.00%, 06/20/47	1,799	1,837,236
4.00%, 07/20/47	367	375,136
4.00%, 08/20/47	7	7,047
4.00%, 11/20/47	108	110,335
4.00%, 03/20/48	69	70,863
4.00%, 04/20/48	465	475,425
4.00%, 05/20/48	2,892	2,959,220
4.00%, 07/20/48	393	401,222
4.00%, 10/20/48	1,335	1,362,322
4.00%, 11/20/48	4,309	4,400,236
4.00%, 09/15/49	206	210,366
4.00%, 01/20/50	529	537,084
4.00%, 02/20/50	12	11,764
4.00%, 09/20/50	375	380,519
4.00%, 07/20/52	863	872,409
4.00%, 08/18/52(a)	5,387	5,442,343
4.50%, 07/20/24	1	747
4.50%, 08/15/39	91	94,075
4.50%, 07/15/40	21	21,792
4.50%, 08/15/40	32	32,838
4.50%, 11/20/45	200	207,688
4.50%, 08/20/46	351	364,003
4.50%, 09/20/46	56	58,587
4.50%, 10/20/46	55	57,557
4.50%, 11/20/46	58	59,674
Security	Par/ Shares (000)	Value

Mortgage-Backed Securities (continued)
4.50%, 04/20/47	$6	$6,058
4.50%, 06/20/47	7	7,185
4.50%, 07/20/47	2,466	2,549,506
4.50%, 02/20/48	349	360,204
4.50%, 06/20/48	23	23,190
4.50%, 07/20/48	142	146,238
4.50%, 08/20/48	123	126,668
4.50%, 09/20/48	3,519	3,621,227
4.50%, 10/20/48	117	120,552
4.50%, 12/20/48	1,042	1,072,825
4.50%, 01/20/49	696	715,915
4.50%, 03/20/49	17	17,835
4.50%, 06/20/49	687	706,837
4.50%, 08/20/49	204	209,816
4.50%, 10/20/49	150	154,347
4.50%, 01/20/50	817	840,633
4.50%, 08/18/52(a)	1,150	1,172,057
5.00%, 07/15/39	20	21,688
5.00%, 07/20/42	115	121,385
5.00%, 07/20/46	45	47,822
5.00%, 04/20/48	49	51,267
5.00%, 05/20/48	259	270,030
5.00%, 11/20/48	60	62,360
5.00%, 12/20/48	57	59,622
5.00%, 01/20/49	166	172,249
5.00%, 04/20/49	11	10,947
5.00%, 09/20/50	238	248,718
5.00%, 08/18/52	143	148,285
5.00%, 08/18/52(a)	2,669	2,735,204
5.50%, 10/15/38	15	16,300
5.50%, 07/20/40	193	209,129
5.50%, 08/18/52(a)	625	645,654
6.00%, 09/20/38	18	20,018
6.00%, 08/18/52	200	209,891
		343,670,174

Total Long-Term Investments — 99.4%
(Cost: $364,540,755)		343,670,174

Short-Term Securities

Money Market Funds — 8.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(b)(c)	27,534	27,534,000

Total Short-Term Securities — 8.0%
(Cost: $27,534,000)		27,534,000

Total Investments in Securities — 107.4%
(Cost: $392,074,755)		371,204,174

Liabilities in Excess of Other Assets — (7.4)%		(25,543,580)

Net Assets — 100.0%		$345,660,594

(a)	Represents or includes a TBA transaction.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® GNMA Bond ETF

July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$96,704,000	$—	$(69,170,000	)(a)	$—	$—	$27,534,000	27,534	$79,707	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Agency Obligations	$—	$343,670,174	$—	$343,670,174
Money Market Funds	27,534,000	—	—	27,534,000
	$27,534,000	$343,670,174	$—	$371,204,174

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